RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Disclosure of related party [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 45: RELATED PARTY TRANSACTIONS
Key management personnel
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of an entity; the Group’s key management personnel are the members of the Lloyds Banking Group plc Group Executive Committee together with its Non-Executive Directors.
The table below details, on an aggregated basis, key management personnel compensation:

	2020	2019	2018
	£m	£m	£m
Compensation
Salaries and other short-term benefits	13	15	14
Post-employment benefits	—	—	—
Share-based payments	13	15	18
Total compensation	26	30	32
Aggregate contributions in respect of key management personnel to defined contribution pension schemes were £nil (2019: £nil; 2018: £nil).

	2020	2019	2018
	million	million	million
Share option plans
At 1 January	—	—	1
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	—	—	—
Exercised/lapsed (includes entitlements of former key management personnel)	—	—	(1)
At 31 December	—	—	—

	2020	2019	2018
	million	million	million
Share plans
At 1 January	101	84	82
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	46	46	39
Exercised/lapsed (includes entitlements of former key management personnel)	(30)	(29)	(37)
At 31 December	117	101	84
The tables below detail, on an aggregated basis, balances outstanding at the year end and related income and expense, together with information relating to other transactions between the Group and its key management personnel:

	2020	2019	2018
	£m	£m	£m
Loans
At 1 January	2	2	2
Advanced (includes loans of appointed key management personnel)	—	1	1
Repayments (includes loans of former key management personnel)	—	(1)	(1)
At 31 December	2	2	2
The loans are on both a secured and unsecured basis and are expected to be settled in cash. The loans attracted interest rates of between 0.39 per cent and 24.20 per cent in 2020 (2019: 6.45 per cent and 24.20 per cent; 2018: 6.70 per cent and 24.20 per cent).
No provisions have been recognised in respect of loans given to key management personnel (2019 and 2018: £nil).

	2020	2019	2018
	£m	£m	£m
Deposits
At 1 January	23	20	20
Placed (includes deposits of appointed key management personnel)	25	44	33
Withdrawn (includes deposits of former key management personnel)	(38)	(41)	(33)
At 31 December	10	23	20
Deposits placed by key management personnel attracted interest rates of up to 2.0 per cent (2019: 3.0 per cent; 2018: 3.5 per cent).
At 31 December 2020, the Group did not provide any guarantees in respect of key management personnel (2019 and 2018: none).
At 31 December 2020, transactions, arrangements and agreements entered into by the Group’s banking subsidiaries with directors and connected persons included amounts outstanding in respect of loans and credit card transactions of £0.6 million with four directors and two connected persons (2019: £0.6 million with four directors and two connected persons; 2018: £0.5 million with three directors and three connected persons).
Subsidiaries
In accordance with IFRS 10 Consolidated Financial Statements, transactions and balances with subsidiaries have been eliminated on consolidation.
Pension funds
The Group provides banking and some investment management services to certain of its pension funds. At 31 December 2020, customer deposits of £151 million (2019: £169 million) and investment and insurance contract liabilities of £152 million (2019: £127 million) related to the Group’s pension funds. As disclosed in note 34, the Group’s main pension funds have entered into a longevity insurance arrangement that was structured as a pass-through involving Scottish Widows.
Collective investment vehicles
The Group manages 137 (2019: 141) collective investment vehicles, such as Open Ended Investment Companies (OEICs) and of these 76 (2019: 75) are consolidated. The Group invested £659 million (2019: £804 million) and redeemed £1,159 million (2019: £1,771 million) in the unconsolidated collective investment vehicles during the year and had investments, at fair value, of £2,234 million (2019: £3,417 million) at 31 December. The Group earned fees of £93 million from the unconsolidated collective investment vehicles during 2020 (2019: £127 million).
Joint ventures and associates
At 31 December 2020 there were loans and advances to customers of £28 million (2019: £75 million) outstanding and balances within customer deposits of £73 million (2019: £5 million) relating to joint ventures and associates.
During the year the Group paid fees of £7 million (2019: £2 million) to its Schroders Personal Wealth joint venture and also made a payment of £20 million under the terms of an Operating Margin Guarantee put in place as part of the agreements for the establishment of the joint venture.
In addition to the above balances, the Group has a number of other associates held by its venture capital business that it accounts for at fair value through profit or loss. At 31 December 2020, these companies had total assets of approximately £4,387 million (2019: £4,761 million), total liabilities of approximately £4,928 million (2019: £5,322 million) and for the year ended 31 December 2020 had turnover of approximately £3,857 million (2019: £4,286 million) and made a net loss of approximately £435 million (2019: net loss of £190 million). In addition, the Group has provided £1,295 million (2019: £1,266 million) of financing to these companies on which it received £91 million (2019: £86 million) of interest income in the year.